Contents of Significant Accounts - Summary of Terms and Conditions of Bonds (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about bonds [Line Items]
Issued amount	$ 28,184,687	$ 40,536,658
Domestic unsecured corporate bonds maturing in June 2021 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In mid-June 2014
Issued amount	$ 2,000,000
Coupon rate	1.70%
Repayment	Interest was paid annually and the principal was fully repaid in June 2021.
Domestic unsecured corporate bonds maturing in June 2024 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Ten-year
Issuance date	In mid-June 2014
Issued amount	$ 3,000,000
Coupon rate	1.95%
Repayment	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Domestic unsecured corporate bonds maturing in March 2022 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In late March 2017
Issued amount	$ 6,200,000
Coupon rate	1.15%
Repayment	Interest was paid annually and the principal was fully repaid in March 2022.
Domestic unsecured corporate bonds maturing in March 2024 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In late March 2017
Issued amount	$ 2,100,000
Coupon rate	1.43%
Repayment	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Domestic unsecured corporate bonds maturing in October 2022 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In early October 2017
Issued amount	$ 2,000,000
Coupon rate	0.94%
Repayment	Interest was paid annually and the principal was fully repaid in October 2022.
Domestic unsecured corporate bonds maturing in October 2024 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In early October 2017
Issued amount	$ 3,400,000
Coupon rate	1.13%
Repayment	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.
Domestic unsecured corporate bonds maturing in April 2026 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In late April 2021
Issued amount	$ 5,500,000
Coupon rate	0.57%
Repayment	Interest will be paid annually and the principal will be repayable in April 2026 upon maturity.
Domestic unsecured corporate bonds maturing in April 2028 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Seven-year
Issuance date	In late April 2021
Issued amount	$ 2,000,000
Coupon rate	0.63%
Repayment	Interest will be paid annually and the principal will be repayable in April 2028 upon maturity.
Domestic unsecured corporate bonds maturing in April 2031 [Member]
Disclosure of detailed information about bonds [Line Items]
Term	Ten-year (green bond)
Issuance date	In late April 2021
Issued amount	$ 2,100,000
Coupon rate	0.68%
Repayment	Interest will be paid annually and the principal will be repayable in April 2031 upon maturity.
Domestic unsecured corporate bonds maturing in December 2026 [member]
Disclosure of detailed information about bonds [Line Items]
Term	Five-year
Issuance date	In mid-December 2021
Issued amount	$ 5,000,000
Coupon rate	0.63%
Repayment	Interest will be paid annually and the principal will be repayable in December 2026 upon maturity.